Financial Instruments	6 Months Ended
Jun. 30, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Financial Instruments

5.1 Financial instruments

The following tables shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IFRS 9.

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
June 30, 2020 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	1,060	1,060	—	—	—	—	—
Other receivables	AC	5,297	5,297	—	—	—	—	—
Other non-current financial assets		6,357	6,357	—	—	—	—	—
Trade receivables	AC	8,243	8,243	—	—	—	—	—
Deposits	AC	280	280	—	—	—	—	—
Other receivables	AC	2,687	2,687	—	—	—	—	—
Other current financial assets		2,967	2,967	—	—	—	—	—
Cash and cash equivalents	AC	11,959	11,959	—	—	—	—	—
Total financial assets		29,526	29,526	—	—	—	—	—
Borrowings	AC	88,843	88,843	95,267	—	95,267	—	95,267
Other non-current financial liabilities	AC	6,297	6,297	—	—	—	—	—
Trade payables	AC	22,433	22,433	—	—	—	—	—
Refund liabilities	AC	104	104	—	—	—	—	—
Deferred consideration payable	AC	8,736	8,736	—	—	—	—	—
Other liabilities	AC	4,482	4,482	—	—	—	—	—
Other current financial liabilities		13,322	13,322	—	—	—	—	—
Total financial liabilities		130,895	130,895	95,267	—	95,267	—	95,267

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2019 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	1,036	1,036	—	—	—	—	—
Other receivables	AC	6,004	6,004	—	—	—	—	—
Other non-current financial assets		7,040	7,040	—	—	—	—	—
Trade receivables	AC	5,808	5,808	—	—	—	—	—
Deposits	AC	303	303	—	—	—	—	—
Other receivables	AC	2,915	2,915	—	—	—	—	—
Other current financial assets		3,218	3,218	—	—	—	—	—
Cash and cash equivalents	AC	15,450	15,450	—	—	—	—	—
Total financial assets		31,516	31,516	—	—	—	—	—
Borrowings	AC	95,839	95,839	107,873	—	107,873	—	107,873
Other non-current financial liabilities	AC	7,167	7,167	—	—	—	—	—
Trade payables	AC	25,873	25,873	—	—	—	—	—
Refund liabilities	AC	98	98	—	—	—	—	—
Deferred consideration payable	AC	9,187	9,187	—	—	—	—	—
Other liabilities	AC	5,144	5,144	—	—	—	—	—
Other current financial liabilities		14,429	14,429	—	—	—	—	—
Total financial liabilities		143,308	143,308	107,873	—	107,873	—	107,873

The fair value of borrowings was determined using observable inputs (Level 2). The valuation considers the present value of expected future repayments, discounted using a market interest rate equal to the interest margin on the borrowings plus a three month Euro LIBOR interest rate.

Measurement of fair values

The majority of the Group’s financial instruments, including cash and cash equivalents, restricted cash, deposits, trade receivable, and accounts payable are carried at cost, which approximates their fair value due to the short-term maturity of these instruments.

Financial instruments not measured at fair value
Borrowings

The fair value of borrowings has been measured using discounted cash flows, i.e. the present value of expected payments, discounted using a risk-adjusted discount rate. For this, the current risk-adjusted market rate has been used.